UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy Aubin
Title: Chief Compliance Officer
Phone: 416-681-8013

Signature, Place, and Date of Signing:

    /s/ Amy Aubin          Toronto, Ontario, Canada         May 6, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
                                         ------------------------
Form 13F Information Table Entry Total:  121
                                         ------------------------
Form 13F Information Table Value Total:  1,337,549 (in thousands)
                                         ------------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS



          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ALICO INC                      COM               016230104     728.7     15,768  SH      SOLE
ALLIANCE DATA SYSTEMS CORP     COM               18581108    1,658.1     10,250  SH      SOLE
ALPHA NATURAL RESOURCES INC.   COM               02076X102   3,167.9    386,160  SH      SOLE
AMAZON.COM INC.                COM               023135106   4,222.9     15,859  SH      SOLE
AMDOCS LIMITED                 ORD               G02602103   8,873.5    244,980  SH      SOLE
AMERICAN EXPRESS COMPANY       COM               25816109    5,551.6     82,360  SH      SOLE
AMERICAN INTERNATIONAL GROUP   COM NEW           26874784   14,450.5    372,540  SH      SOLE
AMERICAN TOWER REIT INC.       COM               03027X100  24,513.4    318,940  SH      SOLE
ANADARKO PETROLEUM CORP.       COM               032511107   3,160.6     36,170  SH      SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108   8,858.9     89,060  SH      SOLE
APACHE CORP. COMMON            COM               037411105   3,081.8     39,972  SH      SOLE
APPLE INC.                     COM               37833100   59,958.6    135,558  SH      SOLE
BANK OF AMERICA CORP.          COM               060505104  19,853.4  1,631,290  SH      SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW          84670702   44,627.9    428,630  SH      SOLE
BJ'S RESTAURANT INC.           COM               09180C106   5,078.2    152,710  SH      SOLE
BLOOMIN BRANDS INC             COM               94235108    5,986.4    335,450  SH      SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  25,757.5    677,296  SH      SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   8,445.8    347,266  SH      SOLE
CABOT OIL & GAS CORP.          COM               127097103   1,424.8     21,090  SH      SOLE
CBS CORPORATION                CL B              124857202  17,356.3    372,030  SH      SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      33.3     21,351  SH      SOLE
CITIGROUP INC.                 COM NEW           172967424   7,572.8    171,310  SH      SOLE
CLEAR CHANNEL OUTDOOR 'A'      CL A              18451C109   3,574.3    477,590  SH      SOLE
COBALT INTERNATIONAL ENERGY    COM               19075F106     674.0     23,920  SH      SOLE
COCA-COLA COMPANY              COM               191216100  15,888.8    393,210  SH      SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   3,376.5     80,495  SH      SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200  29,165.1    736,890  SH      SOLE
COMMONWEALTH REIT              COM SH BEN INT    203233101   7,565.3    337,400  SH      SOLE
COVIDIEN PLC                   SHS               G2554F113  25,669.3    378,680  SH      SOLE
CREDICORP LTD                  COM               G2519Y108   1,543.0      9,300  SH      SOLE
CRIMSON EXPLORATION INC.       COM NEW           22662K207     545.2    190,770  SH      SOLE
CVS/CAREMARK CORPORATION       COM               126650100  19,927.4    362,670  SH      SOLE
DANAHER CORP.                  COM               235851102   4,330.3     69,730  SH      SOLE
DIAGEO PLC-SPONS ADR           SPON ADR NEW      25243Q205   2,288.5     18,200  SH      SOLE
DISCOVER FINANCIAL SERVICES    COM               254709108   3,633.2     81,090  SH      SOLE
ECOLAB INC.                    COM               278865100  12,741.7    159,040  SH      SOLE
ENERGY SELECT SECTOR SPDR FUND SBI INT-ENERGY    81369Y506   4,134.3     52,170  SH      SOLE
ENI SPA-SPONSORED ADR          SPONSORED ADR     26874R108   2,193.4     48,900  SH      SOLE
EOG RESOURCES INC.             COM               26875p101   2,915.1     22,780  SH      SOLE
EXXON MOBIL CORPORATION        COM               30231G102   2,647.4     29,403  SH      SOLE
FIRST REPUBLIC BANK/CA         COM               33616C100   9,926.7    257,240  SH      SOLE
FORTUNE BRANDS HOME & SECURITY COM               34964C106   6,419.8    171,650  SH      SOLE
GENERAL GROWTH PROPERTIES      COM               370023103   6,866.3    345,660  SH      SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209  13,257.1    308,980  SH      SOLE
GENESCO INC.                   COM               371532102   1,485.4     24,740  SH      SOLE
GOLDMAN SACHS GROUP INC.       COM               38141G104  13,209.5     89,840  SH      SOLE
GOOGLE INC. 'A'                CL A              38259P508  11,803.4     14,874  SH      SOLE
HALCON RESOURCES CORP          COM NEW           40537Q209     615.5     79,080  SH      SOLE
HALLIBURTON COMPANY            COM               406216101   4,370.5    108,240  SH      SOLE
HEICO CORP- CLASS A            CL A              422806208   8,970.1    261,650  SH      SOLE
HELIX ENERGY SOLUTIONS GROUP   COM               42330P107     562.4     24,600  SH      SOLE
HOLLYFRONTIER CORP             COM               436106108   1,138.2     22,140  SH      SOLE
HOME DEPOT INC.                COM               437076102  22,091.6    316,840  SH      SOLE
HORSEHEAD HOLDING CORP.        COM               440694305     967.0     88,950  SH      SOLE
HSBC HOLDINGS PLC-SPONS ADR    SPON ADR NEW      404280406   1,492.3     28,000  SH      SOLE
INT'L. BUSINESS MACHINES       COM               459200101  20,977.6     98,426  SH      SOLE
JOHNSON & JOHNSON              COM               478160104  48,349.6    593,499  SH      SOLE
JP MORGAN CHASE & CO.          COM               46625H100   4,598.0     96,958  SH      SOLE
KINDER MORGAN INC              COM               49456B101   3,329.3     86,140  SH      SOLE
KRAFT FOODS GROUP INC.         COM               50076Q106  36,933.8    717,312  SH      SOLE
LAS VEGAS SANDS CORP           COM               517834107  16,168.1    287,150  SH      SOLE
LIONS GATE ENTERTAINMENT CORP. COM NEW           535919203     446.9     18,818  SH      SOLE
LKQ CORP.                      COM               501889208   9,361.8    430,570  SH      SOLE
MARATHON OIL CORP.             COM               565849106   1,159.7     34,420  SH      SOLE
MARTIN MARIETTA MATERIALS      COM               573284106   6,318.2     61,980  SH      SOLE
MATTEL INC.                    COM               577081102   7,415.3    169,550  SH      SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   5,226.3    224,000  SH      SOLE
MERCK & CO. INC.               COM               58933Y105  45,545.5  1,030,559  SH      SOLE
MERITAGE HOMES CORP.           COM               59001A102   1,312.4     28,030  SH      SOLE
MICHAEL KORS HLDGS LTD         SHS               G60754101   6,192.0    109,120  SH      SOLE
MONDELEZ INTERNATIONAL INC.CL  CL A              609207105   5,972.8    195,250  SH      SOLE
MOODY'S CORP                   COM               615369105  14,164.4    265,860  SH      SOLE
MOSAIC CO                      COM               61945C103   1,028.1     17,260  SH      SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101  22,926.0    324,300  SH      SOLE
NCR CORPORATION                COM               62886E108  31,416.9  1,140,850  SH      SOLE
NOVO NORDISK A/S ADR           ADR               670100205   2,743.3     17,000  SH      SOLE
OAKTREE CAPITAL GROUP LLC      UNIT 99/99/9999   674001201  29,511.9    578,897  SH      SOLE
OASIS PETROLEUM INC.           COM               674215108   1,167.8     30,700  SH      SOLE
OCCIDENTAL PETROLEUM CORP      COM               674599105  13,293.6    169,760  SH      SOLE
OMNICARE INC.                  COM               681904108   4,131.4    101,540  SH      SOLE
PBF ENERGY INC                 CL A              69318G106   1,144.3     30,810  SH      SOLE
PFIZER INC.                    COM               717081103  29,308.5  1,016,345  SH      SOLE
POLARIS INDUSTRIES, INC.       COM               731068102   2,109.9     22,830  SH      SOLE
PROCTER & GAMBLE COMPANY       COM               742718109  22,028.6    286,090  SH      SOLE
QUALCOMM INC.                  COM               747525103  26,090.6    390,070  SH      SOLE
RANGE RESOURCES CORP           COM               75281A109   1,152.3     14,230  SH      SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604   1,006.4     16,879  SH      SOLE
RETAIL OPPORTUNITY INVESTMENT  COM               76131N101   9,584.7    684,430  SH      SOLE
ROCK-TENN COMPANY CL A         CL A              772739207   5,821.7     62,790  SH      SOLE
SAFEWAY INC.                   COM NEW           786514208  15,464.4    587,350  SH      SOLE
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT      798241105     378.0     25,000  SH      SOLE
SANOFI ADR                     SPONSORED ADR     80105N105   3,133.8     61,400  SH      SOLE
SIGNET JEWELERS LTD            SHS               G81276100   7,512.1    112,210  SH      SOLE
SIMON PROPERTY GROUP INC       COM               828806109   8,767.8     55,340  SH      SOLE
SIRIUS XM RADIO INC.           COM               82967N108  13,309.0  4,324,540  SH      SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,072.3      6,947  SH      SOLE
SPROTT PHYSICAL GOLD TRUST     UNIT              85207H104     188.7     13,960  SH      SOLE
STANLEY BLACK & DECKER INC.    COM               854502101   2,500.8     30,910  SH      SOLE
STARBUCKS CORP.                COM               855244109   8,844.7    155,430  SH      SOLE
SYNGENTA AG - ADR              SPONSORED ADR     87160A100   2,008.4     24,000  SH      SOLE
TAIWAN SEMICONDUCTOR MFG ADR   SPONSORED ADR     874039100   1,339.8     78,000  SH      SOLE
TERADYNE INC.                  COM               880770102   2,961.7    182,740  SH      SOLE
TESORO CORP                    COM               881609101   7,361.5    125,830  SH      SOLE
THE ADT CORPORATION            COM               00101J106  42,581.0    870,755  SH      SOLE
THE BLACKSTONE GROUP LP        COM UNIT LTD      09253U108  18,130.2    917,320  SH      SOLE
THE CARLYLE GROUP              COM UTS LTD PTN   14309L102  16,488.5    545,508  SH      SOLE
TORO CO                        COM               891092108   7,266.3    157,950  SH      SOLE
TOYOTA MTR CORP ADR            SP ADR REP2COM    892331307   1,487.1     14,500  SH      SOLE
TRONOX LTD 'A'                 SHS CL A          Q9235V101     638.0     32,230  SH      SOLE
UBS AG - REG                   SHS NEW           H89231338   1,261.0     82,000  SH      SOLE
UNITED TECHNOLOGIES CORP       COM               913017109  10,350.8    110,875  SH      SOLE
US BANCORP                     COM NEW           902973304   6,878.6    202,890  SH      SOLE
US SILICA HOLDINGS INC.        COM               90346E103   1,236.5     52,480  SH      SOLE
VIACOM INC. 'B'                CL B              92553P201  29,112.3    473,900  SH      SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209  45,733.8  1,611,620  SH      SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109   8,934.0    106,900  SH      SOLE
WALT DISNEY CO.                COM DISNEY        254687106  15,777.9    278,000  SH      SOLE
WALTER ENERGY INC.             COM               93317Q105     535.9     18,820  SH      SOLE
WELLS FARGO COMPANY            COM               949746101  31,892.7    862,882  SH      SOLE
WYNN RESORTS LTD.              COM               983134107  42,286.8    338,130  SH      SOLE
YAHOO! INC.                    COM               984332106  23,825.6  1,013,410  SH      SOLE
                               $ VALUE (IN THOUSANDS)    1,337,549    # SECURITIES       121